Warrant Liabilities (Tables)	3 Months Ended
Mar. 31, 2026
Warrant Liabilities [Abstract]
Schedule of Warrant Liabilities

As of December 31, 2025, the Company’s warrant liabilities were comprised of the SFTrust Warrants (as defined below) and RBC Warrants (as defined below). The carrying value of the warrant liabilities as of March 31, 2026 and December 31, 2025 are as follows:

	March 31, 2026	December 31, 2025
MVS Warrants (previously SFTrust Warrants)	$—	$915
SVS Warrants (previously RBC Warrants)	—	959
Total warrant liabilities	$—	$1,874